Share-based Compensation - Non-recourse loan - Assumptions and Unrecognized (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 2.38	$ 1.80	$ 0.10
Fair value of the Preferred Shares on the measurement date				2.38	1.80	3.38
Risk-free interest rate	0.50%	1.66%	2.74%
Remaining life (in years)	7 years		7 years
Expected volatility	54.00%		47.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				48.45	7.09	6.74
Fair value of the Preferred Shares on the measurement date				$ 48.45	$ 7.09	6.74
Risk-free interest rate	1.00%	2.54%	3.15%
Remaining life (in years)	10 years	10 years	10 years
Expected volatility	55.00%	52.00%	51.00%
Stock Liability Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price						1.74
Fair value of the Preferred Shares on the measurement date						$ 4.54
Risk-free interest rate			2.00%
Remaining life (in years)			3 months 3 days
Expected dividend yield			0.00%
Share-based compensation expenses | ¥	¥ 0	¥ 0	¥ 178,475
Stock Liability Award [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			43.00%
Stock Liability Award [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			44.00%